Annual Total Returns	12 Months Ended
Dec. 31, 2024
Column Small Cap Select Fund | Column Small Cap Select Fund Class
Prospectus [Line Items]
Annual Return [Percent]	11.54%
Column Small Cap Fund | Column Small Cap Fund Class
Prospectus [Line Items]
Annual Return [Percent]	9.99%
Column Mid Cap Select Fund | Column Mid Cap Select Fund Class
Prospectus [Line Items]
Annual Return [Percent]	7.73%
Column Mid Cap Fund | Column Mid Cap Fund Class
Prospectus [Line Items]
Annual Return [Percent]	12.12%